Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Auditors remuneration [line items]
Tax compliance and advisory services	$ 0		$ 400
Tax compliance services [member]
Auditors remuneration [line items]
Tax compliance and advisory services	$ 0	$ 0	269
Tax Advisory Services [Member]
Auditors remuneration [line items]
Tax compliance and advisory services			$ 131